Financial instruments - Undiscounted Non-derivative Financial Liabilities and Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Not later than one month [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 134,502	$ 167,491
Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	208,752	306,927
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,136	10,355
Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,608,435	$ 1,472,087